Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) - USD ($)	Share Capital Direct Offering	Share Capital	Warrants	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Deficit	Equity Attributable to Equity Holders of the Company Direct Offering	Equity Attributable to Equity Holders of the Company	Equity Attributable to Non-controlling Interest	Direct Offering	Total
Beginning balance at Mar. 31, 2020		$ 181,970,882	$ 3,997,402	$ 57,565,035	$ (15,530,981)	$ (125,039,932)		$ 102,962,406			$ 102,962,406
Beginning balance, shares at Mar. 31, 2020		2,838,233
Net loss for the period						(123,170,020)		(123,170,020)	$ (1,094,210)		(124,264,230)
Other comprehensive income (loss) for the period					6,963,875			6,963,875	(225,928)		6,737,947
Total comprehensive loss					6,963,875	(123,170,020)		(116,206,145)	(1,320,138)		(117,526,283)
Contributions by and distribution to equity holders
Share-based payment				9,885,138				9,885,138			9,885,138
Warrants in exchange of services rendered by non-employees			1,903,571					1,903,571			1,903,571
RSUs released, net of withholding taxes		$ 3,402,824		(4,119,959)				(717,135)			(717,135)
RSUs released, net of withholding taxes, shares		16,414
Shares issued during period, amount	$ 12,017,902						$ 12,017,902			$ 12,017,902
Shares issued during period, shares	136,389
Total contributions by and distribution to equity holders		$ 124,647,600	1,903,571	2,060,321				128,611,492	23,497,694		152,109,186
Total contributions by and distribution to equity holders, shares		1,893,857
Ending balance at Mar. 31, 2021		$ 306,618,482	5,900,973	59,625,356	(8,567,106)	(248,209,952)		115,367,753	22,177,556		137,545,309
Ending balance, shares at Mar. 31, 2021		4,732,090
Net loss for the period						(43,029,506)		(43,029,506)	(4,733,182)		(47,762,688)
Other comprehensive income (loss) for the period					(384,432)			(384,432)			(384,432)
Total comprehensive loss					(384,432)	(43,029,506)		(43,413,938)	(4,733,182)		(48,147,120)
Contributions by and distribution to equity holders
Share-based payment				6,251,713				6,251,713			6,251,713
Warrants in exchange of services rendered by non-employees			178,917					178,917			178,917
RSUs released, net of withholding taxes		$ 6,639,592		(7,618,291)				(978,699)			(978,699)
RSUs released, net of withholding taxes, shares		51,095
Total contributions by and distribution to equity holders		$ 6,639,592	178,917	(1,366,578)				5,451,931			5,451,931
Total contributions by and distribution to equity holders, shares		51,095
Ending balance at Dec. 31, 2021		$ 313,258,074	6,079,890	58,258,778	(8,951,538)	(291,239,458)		77,405,746	17,444,374		94,850,120
Ending balance, shares at Dec. 31, 2021		4,783,185
Beginning balance at Mar. 31, 2021		$ 306,618,482	5,900,973	59,625,356	(8,567,106)	(248,209,952)		115,367,753	22,177,556		137,545,309
Beginning balance, shares at Mar. 31, 2021		4,732,090
Net loss for the period						(74,971,745)		(74,971,745)	(9,452,784)		(84,424,529)
Other comprehensive income (loss) for the period					752,943			752,943	(2,695)		750,248
Total comprehensive loss					752,943	(74,971,745)		(74,218,802)	(9,455,479)		(83,674,281)
Contributions by and distribution to equity holders
Share-based payment				7,816,845				7,816,845			7,816,845
Warrants in exchange of services rendered by non-employees			178,917					178,917			178,917
RSUs released, net of withholding taxes		$ 10,050,319		(11,461,834)				(1,411,515)			(1,411,515)
RSUs released, net of withholding taxes, shares		108,079
Shares issued during period, amount	$ 382,324						$ 382,324			$ 382,324
Shares issued during period, shares	714,287
Total contributions by and distribution to equity holders		$ 10,432,643	178,917	(3,644,989)				6,966,571			6,966,571
Total contributions by and distribution to equity holders, shares		822,366
Ending balance at Mar. 31, 2022		$ 317,051,125	6,079,890	55,980,367	(7,814,163)	(323,181,697)		48,115,522	12,722,077		60,837,599
Ending balance, shares at Mar. 31, 2022		5,560,829
Beginning balance at Sep. 30, 2021		$ 312,187,161	6,054,623	58,316,478	(9,283,612)	(276,230,443)		91,044,207	19,240,265		110,284,472
Beginning balance, shares at Sep. 30, 2021		4,779,141
Net loss for the period						(15,009,015)		(15,009,015)	(1,795,891)		(16,804,906)
Other comprehensive income (loss) for the period					332,074			332,074			332,074
Total comprehensive loss					332,074	(15,009,015)		(14,676,941)	(1,795,891)		(16,472,832)
Contributions by and distribution to equity holders
Share-based payment				1,013,795				1,013,795			1,013,795
Warrants in exchange of services rendered by non-employees			25,267					25,267			25,267
RSUs released, net of withholding taxes		$ 1,070,913		(1,071,495)				(582)			(582)
RSUs released, net of withholding taxes, shares		4,044
Total contributions by and distribution to equity holders		$ 1,070,913	25,267	(57,700)				1,038,480			1,038,480
Total contributions by and distribution to equity holders, shares		4,044
Ending balance at Dec. 31, 2021		$ 313,258,074	6,079,890	58,258,778	(8,951,538)	(291,239,458)		77,405,746	17,444,374		94,850,120
Ending balance, shares at Dec. 31, 2021		4,783,185
Beginning balance at Mar. 31, 2022		$ 317,051,125	6,079,890	55,980,367	(7,814,163)	(323,181,697)		48,115,522	12,722,077		60,837,599
Beginning balance, shares at Mar. 31, 2022		5,560,829
Net loss for the period						(33,893,698)		(33,893,698)	(10,395,940)		(44,289,638)
Other comprehensive income (loss) for the period					(6,725,131)			(6,725,131)			(6,725,131)
Total comprehensive loss					(6,725,131)	(33,893,698)		(40,618,829)	(10,395,940)		(51,014,769)
Contributions by and distribution to equity holders
Share-based payment				2,832,438				2,832,438			2,832,438
Common shares issued in connection with debt financing		$ 645,921						645,921			645,921
Common shares issued in connection with debt financing (shares)		409,435
Warrants reclassified from liability			37,710					37,710			37,710
Warrants exercised		$ 1,769,000						1,769,000			1,769,000
Warrants exercised (shares)		384,446
RSUs released, net of withholding taxes		$ 2,325,681		(1,509,727)				815,954			815,954
RSUs released, net of withholding taxes, shares		269,599
Shares issued during period, shares	5,154,083
Total contributions by and distribution to equity holders		$ 4,740,602	37,710	1,322,711				6,101,023			6,101,023
Total contributions by and distribution to equity holders, shares		6,217,563
Ending balance at Dec. 31, 2022		$ 321,791,727	6,117,600	57,303,078	(14,539,294)	(357,075,395)		13,597,716	2,326,137		15,923,853
Ending balance, shares at Dec. 31, 2022		11,778,392
Beginning balance at Sep. 30, 2022		$ 321,769,905	6,079,890	56,306,211	(14,307,804)	(358,363,505)		11,484,697	4,111,698		15,596,395
Beginning balance, shares at Sep. 30, 2022		8,516,894
Net loss for the period						1,288,110		1,288,110	(1,785,561)		(497,451)
Other comprehensive income (loss) for the period					(231,490)			(231,490)			(231,490)
Total comprehensive loss					(231,490)	1,288,110		1,056,620	(1,785,561)		(728,941)
Contributions by and distribution to equity holders
Share-based payment				1,005,455				1,005,455			1,005,455
Warrants reclassified from liability			37,710					37,710			37,710
RSUs released, net of withholding taxes		$ 21,822		(8,588)				13,234			13,234
RSUs released, net of withholding taxes, shares		52,941
Shares issued during period, shares	3,208,557
Total contributions by and distribution to equity holders		$ 21,822	37,710	996,867				1,056,399			1,056,399
Total contributions by and distribution to equity holders, shares		3,261,498
Ending balance at Dec. 31, 2022		$ 321,791,727	$ 6,117,600	$ 57,303,078	$ (14,539,294)	$ (357,075,395)		$ 13,597,716	$ 2,326,137		$ 15,923,853
Ending balance, shares at Dec. 31, 2022		11,778,392